SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED EARNINGS (LOSS) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basic and diluted earnings per common share: Net loss available to common shareholders	$ (1,631,999)	$ (1,638,928)	$ (2,211,866)	$ (2,065,043)	$ (434,911)	$ (471,370)	$ (5,482,793)	$ (2,971,324)	$ (5,845,053)	$ (1,058,039)
Basic and diluted earnings per common share: Weighted average common shares outstanding	35,928,188			29,288,226			35,928,188	23,161,329	26,373,982	19,805,959
Basic and diluted earnings per common share: Basic and diluted loss per common share	$ (0.05)			$ (0.07)			$ (0.15)	$ (0.13)	$ (0.22)	$ (0.05)